Restricted Cash (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Non-current	$ 6.0	$ 5.0
Current	3.0	1.0
Total restricted cash	9.0	$ 6.0
Current restricted cash, released from environmental trusts	$ 1.4